UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA New York Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA New York Municipal Money Fund


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
New York - 100.4%     $  6,165   ABN AMRO MuniTops Certificates Trust, New York, GO, VRDN, Series 2006-32, 4%
                                 due 4/01/2014 (e)(j)                                                                 $     6,165

                        23,340   ABN AMRO MuniTops Certificates Trust, New York, Revenue Refunding Bonds, VRDN,
                                 Series 2002-10, 4% due 11/15/2010 (d)(j)                                                  23,340

                        12,930   ABN AMRO MuniTops Certificates Trust, New York, Revenue Refunding Bonds, VRDN,
                                 Series 2004-24, 4% due 7/01/2012 (e)(j)                                                   12,930

                        10,000   Albany, New York, GO, RAN, 4.25% due 1/31/2007                                            10,027

                         2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN, 4.04%
                                 due 12/29/2010 (j)                                                                         2,500

                         3,300   Alexandria Bay, New York, GO, BAN, 4.25% due 10/06/2006                                    3,308

                         5,366   Allegany County, New York, GO, BAN, 4% due 9/27/2006                                       5,379

                         3,200   Allegany County, New York, GO, BAN, 4.25% due 9/27/2006                                    3,208

                         5,700   Amherst, New York, IDA, Civic Facility Revenue Bonds (Daemen College Project),
                                 VRDN, Series B, 4.02% due 10/01/2036 (j)(k)                                                5,700

                         7,000   Ardsley, New York, Union Free School District, GO, BAN, Series A, 4% due 12/18/2006        7,013

                         2,000   Avoca, New York, Central School District, GO, BAN, 4.50% due 6/27/2007                     2,013

                         9,828   Binghamton, New York, GO, BAN, 4% due 9/22/2006                                            9,852

                        15,490   Broome County, New York, GO, BAN, 4.75% due 4/19/2007                                     15,615

                         4,236   Camden, New York, Central School District, GO, BAN, 3.75% due 7/14/2006                    4,236

                        11,600   Camden, New York, Central School District, GO, BAN, 4.50% due 3/23/2007                   11,672

                         8,000   Canandaigua, New York, City School District, GO, BAN, 4.50% due 7/05/2007                  8,051

                         5,000   Canandaigua, New York, City School District, GO, RAN, 4.75% due 4/12/2007                  5,042

                         2,150   Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                                 Corporation), VRDN, AMT, Series A, 4.11% due 9/01/2021 (j)                                 2,150

                         4,750   Chautauqua Lake, New York, Central School District, GO, BAN, 4.25% due 10/20/2006          4,766

                        20,000   Commack, New York, Union Free School District, GO, Refunding, BAN, 4.25% due
                                 11/17/2006                                                                                20,082



Portfolio Abbreviations


To simplify the listings of CMA New York Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option Tender Securities
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
VRDN       Variable Rate Demand Notes



CMA New York Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
New York              $  3,430   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling
(concluded)                      School Corporation), VRDN, 3.98% due 10/01/2032 (j)                                  $     3,430

                         5,000   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                                 Bonds, VRDN, Series 2003-0051, Class A, 4.02% due 11/15/2032 (b)(j)                        5,000

                        25,000   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                                 Bonds, VRDN, Series 2005-0061, Class A, 4.02% due 11/15/2024 (a)(j)                       25,000

                        11,780   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                                 Bonds, VRDN, Series 2006-0015, Class A, 4.02% due 11/15/2035 (e)(j)                       11,780

                        14,235   Eagle Tax-Exempt Trust, New York State Thruway Authority, Revenue Refunding Bonds,
                                 GO, VRDN, Series 2006-0061, Class A, 4.02% due 1/01/2032 (d)(j)                           14,235

                         6,900   Eagle Tax-Exempt Trust, New York State Thruway Authority, Revenue Refunding Bonds,
                                 GO, VRDN, Series 2006-0063, Class A, 4.02% due 1/01/2030 (d)(j)                            6,900

                        10,145   Eagle Tax-Exempt Trust, New York, VRDN, Series 2001-323, 4.02% due 4/01/2015 (j)          10,145

                        24,500   Eagle Tax-Exempt Trust, New York, VRDN, Series 983201, 4.02% due 4/01/2017 (j)            24,500

                         6,930   Eagle Tax-Exempt Trust, Port Authority of New York and New Jersey, Revenue Refunding
                                 Bonds, VRDN, Series 2006-0045, Class A, 4.05% due 5/01/2034 (e)(j)                         6,930

                         7,730   Eagle Tax-Exempt Trust, Revenue Refunding Bonds, VRDN, Series 2002-6003, Class A,
                                 4.02% due 11/15/2032 (d)(j)                                                                7,730

                         6,000   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, New York, Revenue
                                 Bonds, VRDN, Series 2003-0004, Class A, 4.02% due 11/15/2032 (b)(j)                        6,000

                         8,220   East Irondequoit Central School District, New York, GO, BAN, 4% due 6/20/2007              8,228

                        15,000   Erie County, New York, GO, RAN, 3.75% due 7/13/2006                                       15,002

                         3,810   Erie County, New York, IDA, Civic Facility Revenue Bonds (Child and Family Services
                                 of Erie County), VRDN, 4.04% due 6/01/2022 (j)                                             3,810

                         1,385   Erie County, New York, IDA, Civic Facility Revenue Bonds (Claddagh Commission Inc.
                                 Project), VRDN, 4.04% due 12/01/2015 (j)                                                   1,385

                        10,430   Erie County, New York, IDA, School Facility Revenue Bonds, TOCS, VRDN, Series J,
                                 4% due 5/01/2012 (d)(j)                                                                   10,430

                         9,325   Geneva, New York, GO, BAN, 4.50% due 5/24/2007                                             9,386

                         3,200   Gloversville, New York, City School District, GO, BAN, 4% due 9/28/2006                    3,208

                         3,800   Guilderland, New York, Central School District, GO, TAN, 4% due 10/27/2006                 3,803

                         2,355   Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike), VRDN,
                                 Series A, 4.04% due 4/01/2020 (j)                                                          2,355

                         6,000   Halfmoon, New York, GO, BAN, 4.75% due 12/15/2006                                          6,039

                         4,000   Hampton Bays, New York, Union Free School District, GO, BAN, 3.75% due 9/22/2006           4,001

                         4,328   Hampton Bays, New York, Union Free School District, GO, BAN, 4% due 9/22/2006              4,339

                        16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT,
                                 4.03% due 12/01/2029 (j)                                                                  16,000

                         1,720   Ithaca City, New York, GO, BAN, 4% due 8/04/2006                                           1,722

                         2,000   Kings Park, New York, Central School District, GO, BAN, 4.50% due 8/01/2006                2,002

                         2,376   Liverpool, New York, Central School District, GO, Refunding, BAN, 4.50% due 7/06/2007      2,389

                        29,865   Long Island Power Authority, New York, Electric System Revenue Bonds, FLOATS, VRDN,
                                 Series 822-D, 3.99% due 9/01/2029 (f)(j)                                                  29,865

                        11,200   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                 Series H, 3.96% due 12/01/2029 (d)(j)                                                     11,200

                        39,755   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                 Sub-Series 3A, 3.95% due 5/01/2033 (j)                                                    39,755

                         1,100   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                 Sub-Series 7-B, 3.96% due 4/01/2025 (e)(j)                                                 1,100

                        22,375   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 339, 3.99% due 12/01/2026 (e)(j)                                     22,375

                        17,500   Metropolitan Transportation Authority, New York, CP, 3.50% due 7/05/2006                  17,500

                        17,000   Metropolitan Transportation Authority, New York, CP, 3.50% due 7/10/2006                  17,000

                         2,380   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                 VRDN, Series A, 4% due 11/15/2006 (j)                                                      2,384

                        10,530   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series 639, 4.01% due 11/15/2010 (d)(j)                    10,530

                        19,600   Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-1, 3.97%
                                 due 11/01/2034 (f)(j)                                                                     19,600

                        14,335   Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-3,
                                 3.95% due 11/01/2034 (i)(j)                                                               14,335

                        25,000   Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN,
                                 Series 823D, 3.99% due 11/15/2023 (d)(j)                                                  25,000

                        19,926   Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN,
                                 Series 848-D, 3.99% due 11/15/2021 (b)(j)                                                 19,926

                        12,550   Metropolitan Transportation Authority, New York, Revenue Bonds, GO, VRDN,
                                 Sub-Series A-2, 3.90% due 11/01/2034 (f)(j)                                               12,550

                         9,745   Metropolitan Transportation Authority, New York, Revenue Bonds, MERLOTS, VRDN,
                                 Series A12, 4% due 11/15/2022 (d)(j)                                                       9,745

                         7,975   Metropolitan Transportation Authority, New York, Revenue Bonds, PUTTERS, VRDN,
                                 Series 816, 4.01% due 5/15/2013 (a)(j)                                                     7,975

                         8,440   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, MERLOTS,
                                 VRDN, Series B25, 4% due 11/15/2025 (b)(j)                                                 8,440

                        10,450   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-557, 4.01% due 11/15/2022 (b)(j)                                              10,450

                         5,800   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN,
                                 Series D-1, 3.95% due 11/01/2029 (d)(j)                                                    5,800

                         7,845   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN,
                                 Series D-2, 3.95% due 11/01/2032 (d)(j)                                                    7,845

                         5,720   Milo, New York, Sewer System Improvements, GO, BAN, 3.50% due 11/22/2006                   5,721

                         1,700   Monroe County, New York, IDA, Civic Facility Revenue Refunding Bonds (Al Sigl
                                 Center for Rehabilitation Agencies, Inc. Project), VRDN, 4.03% due 12/01/2034 (j)          1,700

                           930   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN,
                                 4.11% due 1/01/2012 (j)                                                                      930

                         4,621   Monroe-Woodbury, New York, Central School District, GO, BAN, 4.50% due 11/17/2006          4,643

                         4,500   Mount Pleasant, New York, Central School District, GO, TAN, 4% due 11/28/2006              4,508

                         8,000   Mount Vernon, New York, City School District, GO, TAN, 4.25% due 8/25/2006                 8,011

                        10,000   Nanuet, New York, Union Free School District, GO, BAN, 3.75% due 1/19/2007                10,011

                         6,400   Nassau County, New York, IDA, Civic Facility Revenue Refunding and Improvement
                                 Bonds (Cold Spring Harbor), VRDN, 3.93% due 1/01/2034 (j)                                  6,400

                        12,500   Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing Project),
                                 VRDN, 3.97% due 9/01/2034 (j)                                                             12,500

                        19,510   New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                                 Refunding Bonds (The Crest Project), VRDN, Series A, 3.95% due 12/01/2036 (j)             19,510

                        14,365   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Armory Place LLC), VRDN, AMT, Series A, 4% due 3/15/2033 (c)(j)            14,365

                        10,400   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Brittany Development), VRDN, AMT, Series A, 4.02% due 6/15/2029 (c)(j)     10,400

                        21,650   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Carnegie Park), VRDN, Series A, 3.96% due 11/15/2019 (c)(j)                21,650

                         5,455   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Lyric Development), VRDN, AMT, Series A, 4% due 11/15/2031 (c)(j)           5,455

                        11,620   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Monterey), VRDN, Series A, 3.96% due 11/15/2019 (c)(j)                     11,620

                        10,000   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (One Columbus Place Development), VRDN, AMT, Series A, 4% due
                                 11/15/2028 (c)(j)                                                                         10,000

                        31,900   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Tribeca Towers), VRDN, AMT, Series A, 4.01% due 11/15/2019 (c)(j)          31,900

                        18,600   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (West 43rd Street Development), VRDN, AMT, Series A, 4% due
                                 4/15/2029 (c)(j)                                                                          18,600

                        35,400   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (West 89th Street Development), VRDN, AMT, Series A, 4.01% due
                                 11/15/2029 (j)                                                                            35,400

                        30,000   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (West End Towers), VRDN, AMT, Series A, 4.02% due 5/15/2034 (c)(j)          30,000

                        17,300   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds, VRDN, AMT, Series A, 4.02% due 8/15/2032 (c)(j)                            17,300

                         1,700   New York City, New York, City Housing Development Corporation, Residential Mortgage
                                 Revenue Bonds (East 17th Street), VRDN, Series A, 3.90% due 1/01/2023 (j)                  1,700

                         3,200   New York City, New York, City IDA, Civic Facility Revenue Bonds (Allen-Stevenson
                                 School Project), VRDN, 3.98% due 12/01/2034 (j)                                            3,200

                         2,440   New York City, New York, City IDA, Civic Facility Revenue Bonds (Federation of
                                 French Alliances in the United States Project), VRDN, 4.03% due 2/01/2035 (j)              2,440

                         1,565   New York City, New York, City IDA, Civic Facility Revenue Bonds (Hewitt School
                                 Project), VRDN, 3.98% due 12/01/2034 (j)                                                   1,565

                         3,000   New York City, New York, City IDA, Civic Facility Revenue Bonds (Spence-Chapin,
                                 Services to Families and Children Project), VRDN, 3.98% due 12/01/2036 (j)                 3,000

                         6,300   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                                 (Brooklyn Heights Montessori School Project), VRDN, 3.98% due 1/01/2027 (j)                6,300

                        25,000   New York City, New York, City IDA, Liberty Revenue Bonds (FC Hanson Office
                                 Associates LLC Project), VRDN, 3.96% due 12/01/2039 (j)                                   25,000

                         9,000   New York City, New York, City IDA, Special Facility Revenue Bonds (Air Express
                                 International Corporation Project), VRDN, AMT, 4% due 7/01/2024 (j)                        9,000

                         1,590   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds, ROCS,
                                 VRDN, AMT, Series II-R-469CE, 4.07% due 1/01/2016 (j)                                      1,590

                        20,100   New York City, New York, City Municipal Financing Authority, Water and Sewer Systems
                                 Revenue Bonds, FLOATS, VRDN, Series 31, 4% due 6/15/2038 (j)                              20,100

                        27,200   New York City, New York, City Municipal Water Finance Authority, CP, 3.65% due
                                 8/17/2006                                                                                 27,200

                        27,000   New York City, New York, City Municipal Water Finance Authority, CP, 3.67% due
                                 8/17/2006                                                                                 27,000

                        20,000   New York City, New York, City Municipal Water Finance Authority, CP, 3.42% due
                                 8/24/2006                                                                                 20,000

                        29,100   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, MSTR, VRDN, SGB-25, 2.01% due 6/15/2007 (e)(g)(j)                   29,100

                         5,105   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 3.99% due 6/15/2024 (d)(j)      5,105

                        15,205   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, PUTTERS, VRDN, Series 622, 4.01% due 6/15/2012 (a)(j)    15,205

                        26,880   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series F-2, 3.94% due 6/15/2033 (j)                 26,880

                         2,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Second General Resolution Revenue Refunding Bonds, Series AA-1, 3.96%
                                 due 6/15/2032 (j)                                                                          2,500

                        16,715   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, VRDN, Series A-2, 3.95% due 11/15/2027 (j)                                 16,715

                         1,300   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Refunding Bonds, VRDN, Sub-Series C2, 3.99% due 8/01/2031 (j)                      1,300

                         1,500   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Refunding Bonds, VRDN, Sub-Series C5, 3.95% due 8/01/2031 (j)                      1,500

                        14,835   New York City, New York, City Transitional Finance Authority Revenue Bonds, FLOATS,
                                 VRDN, Series 536, 3.99% due 5/01/2015 (e)(j)                                              14,835

                         5,900   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                 Tax Secured, VRDN, Series A, 3.95% due 2/15/2030 (j)                                       5,900

                         5,400   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                 Tax Secured, VRDN, Series A-1, 3.95% due 11/15/2022 (j)                                    5,400

                         1,250   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                 Tax Secured, VRDN, Series A-1, 3.95% due 11/15/2028 (j)                                    1,250

                        26,960   New York City, New York, City Transitional Finance Authority Revenue Bonds (New
                                 York City Recovery), VRDN, Series 1, Sub-Series 1A, 3.95% due 11/01/2022 (j)              26,960

                         5,550   New York City, New York, City Transitional Finance Authority Revenue Bonds (New
                                 York City Recovery), VRDN, Series 1, Sub-Series 1-B, 3.95% due 11/01/2022 (j)              5,550

                         3,155   New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS,
                                 VRDN, Series II-R-2052, 4.01% due 2/01/2022 (e)(j)                                         3,155

                         3,770   New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS,
                                 VRDN, Series II-R-2054, 4.02% due 2/01/2020 (e)(j)                                         3,770

                         4,440   New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN,
                                 Sub-Series 2-F, 3.99% due 11/01/2022 (j)                                                   4,440

                         8,200   New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN,
                                 Sub-Series 2A, 3.89% due 11/01/2022 (j)                                                    8,200

                         4,200   New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN,
                                 Sub-Series 2C, 3.95% due 11/01/2022 (j)                                                    4,200

                         5,000   New York City, New York, GO, MSTR, VRDN, SGB-36, 3.97% due 6/01/2022 (a)(j)                5,000

                        11,385   New York City, New York, GO, PUTTERS, VRDN, Series 914, 3.60% due 8/24/2006 (b)(j)        11,385

                         5,485   New York City, New York, GO, PUTTERS, VRDN, Series 1299, 4.01% due 4/01/2014 (d)(j)        5,485

                         2,000   New York City, New York, GO, PUTTERS, VRDN, Series 1318, 4.01% due 6/01/2013 (a)(j)        2,000

                        30,000   New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 3.54% due 12/15/2033 (j)       30,000

                        10,920   New York City, New York, GO, ROCS, VRDN, Series II-R-4563, 4.01% due 8/01/2022 (f)(j)     10,920

                         1,825   New York City, New York, GO, Refunding, PUTTERS, VRDN, Series 1341, 4.01% due
                                 2/01/2014 (e)(j)                                                                           1,825

                         6,215   New York City, New York, GO, Refunding, VRDN, Series E, 5% due 8/01/2006 (j)               6,224

                        13,715   New York City, New York, GO, Refunding, VRDN, Sub-Series C-2, 3.95% due 8/01/2020 (j)     13,715

                        14,400   New York City, New York, GO, Refunding, VRDN, Sub-Series C-4, 3.94% due 8/01/2020 (j)     14,400

                        31,550   New York City, New York, GO, Refunding, VRDN, Sub-Series C-5, 3.93% due 8/01/2020 (j)     31,550

                        10,000   New York City, New York, GO, Refunding, VRDN, Sub-Series G-3, 3.94% due 8/01/2014 (j)     10,000

                         6,860   New York City, New York, GO, VRDN, Series F-4, 3.95% due 2/15/2020 (j)                     6,860

                         4,200   New York City, New York, GO, VRDN, Series F-5, 3.95% due 2/15/2016 (j)                     4,200

                         1,000   New York City, New York, GO, VRDN, Series G, 5% due 8/01/2006 (j)                          1,001

                        11,850   New York City, New York, GO, VRDN, Series J, Sub-Series J-2, 3.95% due 2/15/2016 (j)      11,850

                         2,800   New York City, New York, GO, VRDN, Sub-Series A-3, 3.95% due 8/01/2031 (j)                 2,800

                        14,700   New York City, New York, GO, VRDN, Sub-Series A-6, 3.91% due 8/01/2031 (j)                14,700

                         2,520   New York City, New York, GO, VRDN, Sub-Series A-9, 3.95% due 8/01/2018 (j)                 2,520

                         9,600   New York City, New York, GO, VRDN, Sub-Series B-9, 3.95% due 8/15/2023 (j)                 9,600

                         5,000   New York City, New York, GO, VRDN, Sub-Series C-3, 3.96% due 8/15/2029 (h)(j)              5,000

                        11,000   New York City, New York, GO, VRDN, Sub-Series E-3, 3.96% due 8/01/2034 (j)                11,000

                        15,815   New York City, New York, GO, VRDN, Sub-Series H-6, 3.96% due 3/01/2034 (j)                15,815

                         6,350   New York City, New York, IDA, Civic Facility Revenue Bonds (Heart Share Human
                                 Services), VRDN, Series A, 3.98% due 7/01/2021 (j)                                         6,350

                         2,390   New York City, New York, Jay Street Development Corporation, Court Facility,
                                 Lease Revenue Bonds (Jay Street Project), VRDN, Series A-1, 3.96% due 5/01/2022 (j)        2,390

                        15,359   New York State Commander of General Services Revenue Bonds (People of the State
                                 of New York), VRDN, 3.97% due 9/01/2021 (j)                                               15,359

                        18,285   New York State Dormitory Authority, Mental Health Facilities Improvement Revenue
                                 Refunding Bonds, VRDN, Series F-2B, 3.95% due 2/15/2021 (d)(j)                            18,285

                         2,800   New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                 Sub-Series D-2E, 3.95% due 2/15/2031 (j)                                                   2,800

                        30,000   New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                 Sub-Series D-2G, 3.95% due 2/15/2031 (j)                                                  30,000

                        15,000   New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                 Sub-Series D-2H, 3.95% due 2/15/2031 (j)                                                  15,000

                         6,900   New York State Dormitory Authority Revenue Bonds, FLOATS, VRDN, Series 894,
                                 3.99% due 7/01/2027 (e)(j)                                                                 6,900

                         8,155   New York State Dormitory Authority Revenue Bonds, MERLOTS, VRDN, Series B30,
                                 4% due 3/15/2027 (b)(j)                                                                    8,155

                         6,655   New York State Dormitory Authority Revenue Bonds (Pratt Institute), VRDN,
                                 4.02% due 7/01/2034 (j)(k)                                                                 6,655

                         4,690   New York State Dormitory Authority Revenue Bonds (Teresian Housing Corporation),
                                 VRDN, 3.95% due 7/01/2033 (j)                                                              4,690

                        26,165   New York State Dormitory Authority, Revenue Refunding Bonds, FLOATS, VRDN, Series
                                 1155, 3.99% due 5/15/2022 (a)(j)                                                          26,165

                         4,320   New York State Dormitory Authority, Revenue Refunding Bonds, PUTTERS, VRDN, Series
                                 1348, 4.01% due 5/15/2013 (e)(j)                                                           4,320

                         3,000   New York State Energy Research and Development Authority, Facilities Revenue Bonds
                                 (Consolidated Edison Company of New York, Inc. Project), VRDN, AMT, Sub-Series C-3,
                                 4% due 11/01/2039 (j)                                                                      3,000

                        15,600   New York State, GO, VRDN, Series G, 2.95% due 8/03/2006 (j)                               15,600

                        31,900   New York State, HFA, Housing Revenue Bonds (100 Maiden Lane Project), VRDN,
                                 Series A, 3.95% due 11/01/2037 (j)                                                        31,900

                        12,150   New York State, HFA, Housing Revenue Bonds (363 West 30th Street), VRDN, AMT,
                                 Series A, 4% due 11/01/2032 (j)                                                           12,150

                         3,400   New York State, HFA, Housing Revenue Bonds (West 33rd Street Housing), VRDN, AMT,
                                 Series A, 4% due 11/15/2036 (c)(j)                                                         3,400

                         9,850   New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT, Series A,
                                 4% due 11/01/2034 (j)                                                                      9,850

                        33,700   New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT, Series A,
                                 4.02% due 11/01/2034 (j)                                                                  33,700

                         4,885   New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 4% due
                                 11/01/2028 (a)(j)                                                                          4,885

                         5,000   New York State, HFA, M/F Revenue Bonds (750 6th Ave), VRDN, Series A, 4% due
                                 5/15/2031 (c)(j)                                                                           5,000

                         5,600   New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT, Series A,
                                 4.01% due 5/15/2036 (c)(j)                                                                 5,600

                         8,350   New York State, HFA, Revenue Bonds (1500 Lexington Associates LLC), VRDN, AMT,
                                 Series A, 4% due 5/15/2034 (c)(j)                                                          8,350

                        28,600   New York State, HFA, Revenue Bonds (1501 Lex Associates LP), VRDN, AMT, Series A,
                                 4.01% due 5/15/2032 (c)(j)                                                                28,600

                        10,545   New York State, HFA, Revenue Bonds (Biltmore Tower Project), VRDN, AMT, Series A,
                                 4% due 5/15/2034 (c)(j)                                                                   10,545

                        28,830   New York State, HFA, Revenue Bonds (Chelsea Apartments), VRDN, AMT, Series A,
                                 4% due 11/15/2036 (c)(j)                                                                  28,830

                        12,000   New York State, HFA, Revenue Bonds (Gethsemane Apartments), VRDN, AMT, Series A,
                                 3.98% due 5/15/2033 (c)(j)                                                                12,000

                        21,000   New York State, HFA, Revenue Bonds (Helena Housing), VRDN, AMT, Series A,
                                 4.01% due 11/01/2036 (j)                                                                  21,000

                        12,000   New York State, HFA, Revenue Bonds (Saxony Housing), VRDN, AMT, Series A,
                                 4% due 5/15/2030 (j)                                                                      12,000

                        13,000   New York State, HFA, Revenue Bonds (Talleyrand Crescent), VRDN, AMT, 3.98% due
                                 5/15/2028 (c)(j)                                                                          13,000

                        54,400   New York State, HFA, Revenue Bonds (Tribeca), VRDN, AMT, Series A, 4.01% due
                                 11/15/2029 (c)(j)                                                                         54,400

                        32,600   New York State, HFA, Revenue Bonds (Tribeca Pointe LLC), VRDN, AMT, Series A,
                                 3.98% due 5/15/2029 (c)(j)                                                                32,600

                        10,800   New York State, HFA, Revenue Bonds (Victory Housing), VRDN, AMT, Series A,
                                 3.98% due 11/01/2033 (c)(j)                                                               10,800

                         7,500   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series C,
                                 3.95% due 3/15/2026 (j)                                                                    7,500

                        19,300   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series D,
                                 3.95% due 3/15/2026 (j)                                                                   19,300

                         6,500   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series G,
                                 3.95% due 3/15/2028 (j)                                                                    6,500

                            83   New York State Local Government Assistance Corporation Revenue Bonds, VRDN, Series
                                 B, 3.95% due 4/01/2025 (j)                                                                    83

                         4,500   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                 MSTR, VRDN, Series SGA-59, 3.98% due 4/01/2019 (j)                                         4,500

                         9,000   New York State Power Authority, CP, 3.51% due 7/12/2006                                    9,000

                        11,300   New York State Power Authority, CP, 3.65% due 7/31/2006                                   11,300

                        19,000   New York State Power Authority, CP, 3.70% due 7/31/2006                                   19,000

                        10,595   New York State Thruway Authority, Highway and Bridge Trust Fund, General Revenue
                                 Bonds, PUTTERS, VRDN, Series 1098, 4.01% due 7/01/2013 (d)(j)                             10,595

                         9,170   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                 Bonds, PUTTERS, VRDN, Series 1047, 4.01% due 4/01/2013 (a)(j)                              9,170

                         3,000   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                 Bonds, ROCS, VRDN, Series II-R-458, 4.01% due 4/01/2020 (a)(j)                             3,000

                         7,545   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue Refunding
                                 Bonds, ROCS, VRDN, Series II-R-5012, 4.01% due 4/01/2019 (a)(j)                            7,545

                         2,230   New York State Thruway Authority, Highway and Bridge Trust Fund, Second General
                                 Revenue Bonds, PUTTERS, VRDN, Series 405, 4.01% due 10/01/2011 (e)(j)                      2,230

                         9,000   Newburgh, New York, City School District, GO, RAN, 4.375% due 6/22/2007                    9,057

                        11,950   North Greenbush, New York, GO, BAN, 4.75% due 4/20/2007                                   12,052

                         3,000   North Syracuse, New York, Central School District, GO, RAN, 4.50% due 6/22/2007            3,020

                         1,950   Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN, AMT,
                                 4.02% due 5/01/2022 (j)                                                                    1,950

                        13,400   Onondaga County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                 Bonds (Solvay Paperboard Project), VRDN, AMT, 4.06% due 7/01/2023 (j)                     13,400

                         3,400   Ontario County, New York, IDA, Civic Facility Revenue Bonds (Friends of the Finger
                                 Lakes Performing Arts Center, Inc. Project), VRDN, Series A, 3.98% due 12/01/2036 (j)      3,400

                         1,715   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc.
                                 Project), VRDN, Series A, 4.07% due 6/01/2024 (j)                                          1,715

                        16,020   Port Authority of New York and New Jersey, CP, 3.55% due 7/12/2006                        16,020

                         2,985   Port Authority of New York and New Jersey Revenue Bonds, PUTTERS, VRDN, AMT,
                                 Series 1095, 4.04% due 9/01/2013 (f)(j)                                                    2,985

                        11,000   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 1R, 3.98% due 8/01/2028 (j)     11,000

                         5,300   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 4, 3.99% due 4/01/2024 (j)       5,300

                         5,400   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 3.99% due 12/01/2017 (j)      5,400

                         3,100   Rockland County, New York, GO, BAN, Series B, 4% due 4/26/2007                             3,107

                        10,700   Rockland County, New York, GO, Refunding, TAN, 4.50% due 3/22/2007                        10,773

                         6,855   Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                 Project), VRDN, Series A, 4% due 7/01/2035 (j)                                             6,855

                         3,060   Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                 Project), VRDN, Series B, 4% due 7/01/2035 (j)                                             3,060

                         9,645   Rockland County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dominican
                                 College Project), VRDN, Series A, 4% due 5/01/2034 (j)                                     9,645

                        10,000   Rome, New York, City School District, GO, BAN, 4.50% due 6/22/2007                        10,059

                         5,390   Sherburne-Earleville Centennial School District of New York, GO, BAN, 4.50% due
                                 2/08/2007                                                                                  5,427

                        20,000   Suffolk County, New York, GO, TAN, Series I, 4.25% due 8/16/2006                          20,026

                         4,920   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                 Bonds (Ogden Martin Systems), ROCS, VRDN, AMT, 4.22% due 10/01/2006 (a)(j)                 4,920

                         2,874   Ticonderoga, New York, Central School District, GO, BAN, Series B, 4% due 7/14/2006        2,876

                         7,420   Tobacco Settlement Financing Corporation of New York Revenue Bonds, PUTTERS, VRDN,
                                 Series 648, 4.01% due 6/01/2011 (a)(j)                                                     7,420

                         2,910   Tobacco Settlement Financing Corporation of New York Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2034, 4.02% due 6/01/2020 (a)(j)                                               2,910

                         6,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, VRDN, Series
                                 B-1, 4% due 6/01/2007 (j)                                                                  6,019

                         7,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                 VRDN, Series A, 3.90% due 11/01/2035 (j)                                                   7,000

                         3,900   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                 Bonds, VRDN, Series B, 3.93% due 1/01/2032 (a)(j)                                          3,900

                         6,600   Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding Bonds,
                                 VRDN, Sub-Series B-2, 3.93% due 1/01/2032 (j)                                              6,600

                         9,470   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, MERLOTS, VRDN,
                                 Series B28, 4% due 11/15/2026 (a)(j)                                                       9,470

                         7,055   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, PUTTERS, VRDN,
                                 Series 342, 4.01% due 11/15/2020 (a)(j)                                                    7,055

                         2,040   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2013, 4.01% due 11/15/2021 (a)(j)                                              2,040

                         9,915   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, MERLOTS,
                                 VRDN, Series B03, 4% due 11/15/2020 (e)(j)                                                 9,915

                        14,425   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, MERLOTS,
                                 VRDN, Series B13, 4% due 11/15/2021 (e)(j)                                                14,425

                        14,060   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, PUTTERS,
                                 VRDN, Series 304, 4.01% due 11/15/2018 (e)(j)                                             14,060

                         5,315   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, ROCS,
                                 VRDN, Series II-R-1032, 4.01% due 11/15/2021 (e)(j)                                        5,315

                         1,525   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                 Refunding Bonds, VRDN, Series C, 3.93% due 1/01/2031 (d)(j)                                1,525

                         2,600   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                 Refunding Bonds, VRDN, Series D, 3.93% due 1/01/2031 (d)(j)                                2,600

                         4,760   Tsasc, Inc., New York, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-513CE,
                                 4.02% due 6/01/2034 (j)                                                                    4,760

                         5,600   Tsasc, Inc., New York, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-519CE,
                                 4.02% due 6/01/2042 (j)                                                                    5,600

                         2,942   Ulster County, New York, GO, Refunding, BAN, 4.25% due 11/17/2006                          2,954

                         2,500   Union Endicott, New York, Central School District, GO, BAN, Series B, 4.50% due
                                 7/18/2007                                                                                  2,514

                         1,425   Wappinger, New York, GO, BAN, 4% due 8/10/2006                                             1,427

                        10,000   Watertown, New York, Enlarged City School District, GO, BAN, 4.50% due 7/13/2007          10,062

                         2,000   Waverly, New York, Central School District, GO, RAN, 4.50% due 6/27/2007                   2,012

                         3,500   West Genesee, New York, Central School District, GO, RAN, 4% due 11/17/2006                3,505

                         4,500   Westchester County, New York, IDA, Civic Facility Revenue Refunding Bonds (Northern
                                 Westchester Hospital), VRDN, 4% due 11/01/2024 (j)                                         4,500

                        12,000   William Floyd Union Free School District of Mastics-Moriches-Shirley, GO, TAN,
                                 4.50% due 6/29/2007                                                                       12,075

                         1,500   Yonkers, New York, IDA, Revenue Bonds, MERLOTS, VRDN, Series A01, 4.05% due
                                 7/01/2042 (j)                                                                              1,500


Puerto Rico - 1.0%       2,400   Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                 Class A, 3.96% due 1/25/2016 (e)(j)                                                        2,400

                         4,695   Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                                 2000-107, Class A, 3.96% due 5/19/2009 (d)(j)                                              4,695

                        12,682   Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 3.97% due 7/01/2017 (f)(j)                                                   12,682

                         3,397   Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 919,
                                 3.97% due 8/01/2026 (f)(j)                                                                 3,397

                                 Total Investments (Cost - $2,461,093*) - 101.4%                                        2,461,093
                                 Liabilities in Excess of Other Assets - (1.4%)                                          (34,060)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 2,427,033
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FNMA Collateralized.

(d) FSA Insured.

(e) MBIA Insured.

(f) CIFG Insured.

(g) Prerefunded.

(h) CGIC Insured.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) Radian Insured.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA New York Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA New York Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA New York Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006